Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Capital commitments [abstract]
Schedule of Share Purchase Warrants and Options Not Issued Under the Group’s Incentive Plan

The following tables reconciles warrants and non-employee options (options which are not issued under the Group’s incentive plan (note 7(d)), each exercisable to acquire one common share, for the year ended December 31, 2017 and 2016 respectively:

		Year ended December 31, 2017
Exercise price ($)	Expiry date	Beginning Balance	Issued	Exercised	Expired	Ending Balance

Options issued pursuant to acquisition of Cannon Point [1]
0.37	July 23, 2017	18,800	–	(18,800)	–	–
0.37	June 30, 2019	56,400	–	–	–	56,400
0.40	June 30, 2019	148,050	–	(100,000)	–	48,050
0.37	March 10, 2021	9,400	–	–	–	9,400
0.40	March 10, 2021	82,250	–	–	–	82,250
0.37	December 15, 2021	37,600	–	–	–	37,600
0.40	December 12, 2022	56,400	–	–	–	56,400
0.29	December 8, 2024	37,600	–	–	–	37,600
Total		446,500	–	(118,800)	–	327,700

Warrants issued pursuant to acquisition of Mission Gold [1]
0.55	July 9, 2020	11,288,698	–	(4,163,052)	–	7,125,646
3.00	September 14, 2017	2,871,676	–	(8,952)	(2,862,724)	–
Total		14,160,374	–	(4,172,004)	(2,862,724)	7,125,646

Warrants issued pursuant to financings [3]
0.65	June 10, 2021	39,396,410	–	(11,538,197)	–	27,858,213
Total		39,396,410	–	(11,538,197)	–	27,858,213

Grand Total		54,003,284	–	(15,829,001)	(2,862,724)	35,311,559

		Year ended December 31, 2016
Exercise price ($)	Expiry date	Beginning balance	Issued	Exercised	Expired	Ending balance

Options issued pursuant to acquisition of Cannon Point [1]
0.29	January 29, 2016	150,400	–	(150,400)	–	–
0.37	January 29, 2016	220,900	–	(61,100)	(159,800)	–
0.40	January 29, 2016	150,400	–	–	(150,400)	–
0.43	January 29, 2016	37,600	–	–	(37,600)	–
0.37	July 23, 2017	18,800	–	–	–	18,800
0.37	June 30, 2019	56,400	–	–	–	56,400
0.40	June 30, 2019	225,600	–	(77,550)[2]	–	148,050
0.37	March 10, 2021	9,400	–	–	–	9,400
0.40	March 10, 2021	150,400	–	(68,150)[2]	–	82,250
0.37	December 15, 2021	37,600	–	–	–	37,600
0.40	December 12, 2022	75,200	–	(18,800)	–	56,400
0.29	December 8, 2024	37,600	–	–	–	37,600
Total		1,170,300	–	(376,000)	(347,800)	446,500

Warrants issued pursuant to acquisition of Mission Gold [1]
0.55	July 9, 2020	13,801,672	–	(2,512,974)	–	11,288,698
3.00	September 14, 2017	2,871,676	–	–	–	2,871,676
Total		16,673,348	–	(2,512,974)	–	14,160,374

Warrants issued pursuant to financings [3]
0.65	June 10, 2021	–	42,444,376	(3,047,966)	–	39,396,410
Total		–	42,444,376	(3,047,966)	–	39,396,410

Grand Total		17,843,648	42,444,376	(5,936,940)	(347,800)	54,003,284

Notes to tables:

1.	Pursuant to the acquisition of Cannon Point Resources Ltd. (“Cannon Point”) and Mission Gold Ltd. (“Mission Gold”) in October 2015 and December 2015 respectively, the Group exchanged options and warrants outstanding in these companies for options and warrants to purchase shares in the Company.

2.	The numbers have been revised to correct a disclosure error in 2016 as 56,400 options exercised were incorrectly allocated to options with an expiry of June 30, 2019 instead of options with an expiry of March 10, 2021. There was no impact on loss and loss per share.

3.	Refer to the 2016 prospectus and private placement financings in Note 7(b).

Summary of Options Outstanding

The following summarizes the Group’s options outstanding at the beginning and end of the year:

	2017		2016
Continuity of options	Number of options	Weighted average exercise price ($/option)	Number of options	Weighted average exercise price ($/option)
Beginning balance	15,861,131	0.92	9,755,600	1.27
Granted	5,808,000	1.75	6,806,000	0.49
Expired	(508,100)	2.88	(27,000)	15.44
Exercised	(1,277,200)	1.38	(548,869)	0.92
Forfeited	(36,400)	0.89	(38,000)	0.50
Cancelled	–	–	(86,600)	1.40
Ending balance	19,847,431	1.08	15,861,131	0.92

Schedule of Fair Value Assumptions Using Black Scholes Option Pricing

For options granted in the year ended December 31, 2017, the weighted average fair value was estimated at $1.19 (2016 – $0.46) per option and was based on the Black-Scholes option pricing model using the following weighted average assumptions:

Assumptions	2017	2016
Risk-free interest rate	1.54%	0.54%
Expected life	4.51 years	4.73 years
Expected volatility [1]	93.82%	82.89%
Grant date share price	$1.74	$0.67
Expected dividend yield	Nil	Nil

Note:

1.	Expected volatility is based on historical volatility of the Company’s closing share price on the TSX.

Schedule of Options Exercised

Details of options exercised during each year were as follows:

Year ended December 31, 2017
Month	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
January 2017	502,200	1.60	3.70
February 2017	484,000	1.65	3.15
April 2017	15,000	0.89	2.03
May 2017	223,000	0.51	2.40
July 2017	10,000	0.50	1.78
September 2017	3,000	0.50	2.28
November 2017	40,000	0.50	2.56
	1,277,200	1.38	3.19

Year ended December 31, 2016
Month	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
August 2016	10,000	0.49	0.96
September 2016	46,667	0.50	1.00
October 2016	60,000	0.50	0.97
November 2016	271,668	1.20	1.56
December 2016	160,534	0.74	2.44
	548,869	0.92	1.70

Schedule of Options Outstanding and Exercisable

The following tables summarize information about the Group’s options as at December 31, 2017 and 2016:

Options outstanding	2017		2016
Exercise prices ($)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
0.48	450,000	3.21	600,000	4.21
0.49	6,058,000	3.26	6,147,000	4.25
0.50	3,107,831	2.30	3,266,831	3.23
0.72	200,000	1.71	200,000	2.71
0.89	1,125,000	1.29	1,180,500	2.20
1.75	5,796,600	4.09	–	–
1.77	3,110,000	1.16	3,991,800	1.71
3.00	–	–	475,000	0.49
	19,847,431	2.89	15,861,131	3.11

Options exercisable	2017		2016
Exercise prices ($)	Number of options exercisable	Weighted average remaining contractual life (years)	Number of options exercisable	Weighted average remaining contractual life (years)
0.48	450,000	3.21	200,000	4.21
0.49	4,001,340	3.26	2,009,670	4.28
0.50	3,107,831	2.30	2,074,676	3.27
0.72	200,000	1.71	200,000	2.71
0.89	1,099,998	1.29	1,113,498	2.22
1.75	1,936,000	4.08	–	–
1.77	3,110,000	1.16	3,991,800	1.71
3.00	–	–	475,000	0.49
	13,905,169	2.51	10,064,644	2.61

Schedule of Restricted Share Units Outstanding

The following summarizes the Group’s RSUs outstanding at the beginning and end of the year:

	2017		2016
Continuity of RSUs	Number of RSUs	Weighted average fair value ($/RSU)	Number of RSUs	Weighted average fair value ($/RSU)
Beginning Balance	639,031	0.69	–	–
Granted [2,3]	542,371	2.24	639,031	0.69
Cash-settled [1]	(639,031)	0.69	–	–
Withheld [3]	(13,782)	2.23	–	–
Shares issued [3]	(22,094)	2.23	–	–
Ending Balance	506,495	2.24	639,031	0.69

Notes

1.	On July 11, 2017, 639,031 RSUs granted to the Group’s Board Chair, Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”) vested. The Group settled the equity obligation by making a cash payment of $1,098 based on the 5 day average of TSX closing prices for the Company’s common shares up to July 11, 2017 of $1.72 per RSU pursuant to the terms of the RSU Plan. This payment has been recognized as a decrease in the equity-settled share-based compensation reserve in equity (“SBC Reserve”). In the year ended December 31, 2017, the Group recognized $232 (2016 – $209) as share-based compensation with a corresponding increase in the SBC Reserve.

2.	On July 27, 2017, the Group’s Compensation Committee approved a 2016 executive short term incentive bonus/compensation of $951 to the Group’s Board Chair, CEO and CFO payable through a combination of cash and RSUs. Of the total compensation, $190 was paid in cash with the balance paid by the grant of 434,742 RSUs. The RSUs have a one year term and vest on July 28, 2018. The Group has determined that this grant should be accounted for as cash-settled given the cash settlement of the previous grant to the same individuals (see 1 above). Accordingly, during the year ended December 31, 2017, the Group recognized $419 as share-based compensation with a corresponding increase in a RSU liability for this grant based on the TSX closing price of the Company’s common shares as of the reporting date. At the end of each reporting period, until the RSU liability is settled, the RSU liability’s fair value is remeasured based on the TSX closing price for common shares multiplied by the number of RSUs that will vest and be converted into common shares, and amortized over the vesting period of the RSUs, with any change in fair value charged to share-based compensation.

3.	On September 15, 2017, the Group granted 107,629 RSUs to the CEO of the Pebble Limited Partnership ("PLP CEO") with the following vesting terms: 1/3 vested on grant date; 1/3 vest 1 year from grant date; and 1/3 vest 2 years from grant date. The RSU terms also stipulate that settlement is to be paid out in common shares and the RSUs have a net settlement feature for withholding tax obligations. The Group has treated these RSUs in their entirety as equity-settled as a result of early adopting the amendments to IFRS 2 (note 2(p)). The fair value of the RSUs granted was $240 based on the TSX closing price for the Company’s shares at date of grant. With the first tranche of 35,876 RSUs that vested on date of grant, 13,782 RSUs were withheld to settle and pay the PLP CEO’s tax obligations of $30 and the balance of 22,094 RSUs were issued to the PLP CEO as common shares. The Group has recognized $115 as share-based compensation with a corresponding increase in the SBC Reserve during the year ended December 31, 2017.

Schedule of Foreign Currency Translation Reserve

	December 31	December 31
	2017	2016
Beginning balance	$36,233	$40,479
Foreign exchange translation differences incurred:
Loss on translation of foreign subsidiaries	(8,299)	(4,246)
Ending balance	$27,934	$36,233